EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Basic:
Net income attributable to CNH Industrial	$ 257	$ 196
Weighted average common shares outstanding—basic (in shares)	1,354,000,000	1,363,000,000
Basic earnings per share (in usd per share)	$ 0.19	$ 0.14
Diluted:
Net income attributable to CNH Industrial	$ 257	$ 196
Weighted average common shares outstanding—basic (in shares)	1,354,000,000	1,363,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	2,000,000	5,000,000
Weighted average common shares outstanding—diluted (in shares)	1,356,000,000	1,368,000,000
Diluted earnings per share (in usd per share)	$ 0.19	$ 0.14
Antidilutive securities excluded from EPS computation (in shares)	0	0